Consolidated Balance Sheets (Parenthetical) (USD $)	Mar. 31, 2012	Mar. 31, 2011
Class A Subordinate Voting Shares
Common stock, no par value
Common stock, shares authorized	Unlimited	Unlimited
Common stock, shares issued	41,981,110	44,308,596
Common stock, shares outstanding	41,981,110	44,308,596
Class B Shares
Common stock, no par value
Common stock, shares authorized	Unlimited	Unlimited
Common stock, shares issued	79,464,195	79,464,195
Common stock, shares outstanding	79,464,195	79,464,195